SUMMARY OF SIGNIFICANT POLICIES - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
AGM domain name [Member]
Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	10 years
Software [Member]
Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	5 years